Right-of-use assets and lease liabilities - Liabilities for leased assets - (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Lease liabilities
Carrying amount - beginning of the year	€ 6,453	€ 5,336
Additions	1,150	2,109
Decreases	(1,250)	(1,205)
Currency translation differences	(422)	211
Changes in the scope of consolidation		50
Other changes	(231)	(48)
Carrying amount - end of the year	5,700	6,453
Cash payments for the principal portion of the lease liabilities	1,250
Cash payments for the interest portion of lease liabilities	324
Current portion of long-term lease liabilities
Lease liabilities
Carrying amount - beginning of the year	1,279	1,128
Decreases	(1,240)	(1,194)
Currency translation differences	(73)	36
Changes in the scope of consolidation		35
Other changes	1,297	1,274
Carrying amount - end of the year	1,263	1,279
Long-term lease liabilities
Lease liabilities
Carrying amount - beginning of the year	5,174	4,208
Additions	1,150	2,109
Decreases	(10)	(11)
Currency translation differences	(349)	175
Changes in the scope of consolidation		15
Other changes	(1,528)	(1,322)
Carrying amount - end of the year	4,437	5,174
Joint operations
Lease liabilities
Carrying amount - beginning of the year	616
Carrying amount - end of the year	761	616
US Dollars
Lease liabilities
Carrying amount - beginning of the year	4,510
Carrying amount - end of the year	3,788	4,510
Euro
Lease liabilities
Carrying amount - beginning of the year	1,723
Carrying amount - end of the year	€ 1,703	€ 1,723